GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning of year	$ 30,844	$ 17,467
Revaluation (foreign currency exchange differences)	85	(207)
Acquisition		13,584
Goodwill, period end	$ 30,929	$ 30,844